Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Key Components of the Company's Operating Leases	The key components of the company’s operating leases were as follows (in thousands):
	December 31,	December 31,
	2023	2022
Operating Lease - Operating Cash Flows (Fixed Payments)	189	99
Operating Lease - Operating Cash Flows (Liability Reduction)	129	54

New ROU Assets - Operating Leases	409	8,482

Weighted Average Lease Term - Operating Leases (years)	13.24	7.05
Weighted Average Discount Rate - Operating Leases	7.65%	7.10%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of September 30, 2024 were as follows:
(in thousands)
Five-year lease schedule:
2024 Oct 1 – Dec 31	$71
2025	193
2026	199
2027	205
2028	212
Thereafter	2,054
Total lease payments	2,934
Less imputed interest	(1,721)
Total	$1,213
Maturities of lease liabilities as of December 31, 2023 were as follows:
(in thousands)
Five-year lease schedule:
2024	$231
2025	237
2026	242
2027	248
2028	216
Thereafter	2,064
Total lease payments	3,238
Less imputed interest	(1,811)
Total	$1,427

Schedule of Key Components of the Company's Operating Leases	The key components of the company’s operating leases were as follows (in thousands):
	September 30,	December 31,
	2024	2023
Operating Lease - Operating Cash Flows (Fixed Payments)	116	142
Operating Lease - Operating Cash Flows (Liability Reduction)	76	83

New ROU Assets - Operating Leases	-	409

Weighted Average Lease Term - Operating Leases (years)	19.57	20.32
Weighted Average Discount Rate - Operating Leases	8.20%	8.20%